UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Mason Hill Advisors, LLC
           -----------------------------------------------
 Address:   623 Fifth Ave., 27[th] Floor
           -----------------------------------------------
            New York, New York 10022
           -----------------------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    Brian J. Tsai
         --------------------------------------
 Title:   Chief Compliance Officer
         --------------------------------------
 Phone:   (212) 832-1290
         --------------------------------------

Signature, Place, and Date of Signing:

 /s/ Brian J. Tsai     New York, New York     April 24, 2008
-------------------   --------------------   ----------------
    [Signature]          [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


















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
                             FORM 13F SUMMARY PAGE



Report Summary:


 Number of Other Included Managers:        0
                                          ---------------------------

 Form 13F Information Table Entry Total:   30
                                          ---------------------------

 Form 13F Information Table Value Total:   $ 187,604,432.64
                                          ---------------------------



List of Other Included Managers:


NONE.

















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
                           FORM 13F INFORMATION TABLE



   NAME OF ISSUER     TITLE OF CLASS     CUSIP     VALUE (X $1000)  SHRS AMT  SECURITY INVESTMENT OTHER MGRS    VOTING      VOTING
                                                                                TYPE   DISCRETION              AUTHORITY   AUTHORITY
                                                                                                                NO. OF      SOLE /
                                                                                                                SHARES     SHARED /
                                                                                                                             NONE
ALLIED CAPITAL                   COM   01903Q 10 8                                SHRS       SOLE        N/A                    SOLE
CORPORATIONCMN                                          460,750.00     25,000                                       25,000
APEX SILVER MINES                ORD   G04074 10 3                                SHRS       SOLE        N/A                    SOLE
LIMITED                                                 975,744.84     80,507                                       80,507
IS
BEAZER HOMES USA INC             COM   07556Q 10 5                                SHRS       SOLE        N/A                    SOLE
                                                        472,500.00     50,000                                       50,000
CANADIAN NATURAL                 COM   136385 10 1                                SHRS       SOLE        N/A                    SOLE
RESOURCES CMN                                         6,277,232.60     91,599                                       91,599
CENTRAL FD CDA CL A          CLASS A   153501 10 1                                SHRS       SOLE        N/A                    SOLE
ISIN #CA1535011011                                   40,167,725.33  3,192,983                                    3,192,983
SE
CENTRAL GOLD-TRUST           TR UNIT   153546 10 6                                SHRS       SOLE        N/A                    SOLE
CMN                                                   5,533,936.02    159,800                                      159,800
COMPTON PETROLEUM                COM   204940 10 0                                SHRS       SOLE        N/A                    SOLE
CORP CMN                                             11,767,170.51  1,055,648                                    1,055,648
CENTRAL SUN MINING               COM   155432 10 7                                SHRS       SOLE        N/A                    SOLE
INC - (GlenCairn)                                     7,975,984.96  4,194,141                                    4,194,141
China FIN Online CO    SPONSORED ADR   169379 10 4                                SHRS       SOLE        N/A                    SOLE
Ltd Sponsored ADR CMN                                   417,000.00     30,000                                       30,000
COUNTRYWIDE FINANCIAL            COM   222372 10 4                                SHRS       SOLE        N/A                    SOLE
CORP                                                  1,045,000.00    190,000                                      190,000
DECKERS OUTDOORS                 COM   243537 10 7                                SHRS       SOLE        N/A                    SOLE
CORPCMN                                               1,617,300.00     15,000                                       15,000
GAMMON GOLD INC                  COM   36467T 10 6                                SHRS       SOLE        N/A                    SOLE
                                                     30,947,513.17  4,022,000                                    4,022,000
HARMONY GOLD MNG LTD   SPONSORED ADR   413216 30 0                                SHRS       SOLE        N/A                    SOLE
(NEW) SPO                                             6,494,858.58    548,552                                      548,552
Hovnanian                       CL A    44248720 3                                SHRS       SOLE        N/A                    SOLE
Enterprises-A                                           477,000.00     45,000                                       45,000
Imergent Inc                     COM   45247Q 90 0                                SHRS       SOLE        N/A                    SOLE
                                                        132,909.91     11,669                                       11,669
INDYMAC BANCORP INC              COM   456607 10 0                                SHRS       SOLE        N/A                    SOLE
                                                        124,000.00     25,000                                       25,000
ISHARES SILVER TRUST         ISHARES   46428Q 10 9                                SHRS       SOLE        N/A                    SOLE
                                                      2,699,294.40     15,840                                       15,840
Jaguar Mining Inc                COM   47009M 10 3                                SHRS       SOLE        N/A                    SOLE
                                                     15,068,022.24  1,417,500                                    1,417,500
MAG SILVER CORP                  COM   55903Q 10 4                                SHRS       SOLE        N/A                    SOLE
                                                        412,985.18     32,500                                       32,500
NEVSUN RESOURCES LTD             COM   64156L 10 1                                SHRS       SOLE        N/A                    SOLE
CMN                                                   1,544,046.23    894,500                                      894,500
OREZONE RESOURCES INC            COM   685921 10 8                                SHRS       SOLE        N/A                    SOLE
                                                     14,169,251.02  9,686,100                                    9,686,100
PENN WEST ENERGY             TR UNIT   707885 10 9                                SHRS       SOLE        N/A                    SOLE
TRUST                                                 1,215,838.03     43,289                                       43,289
STAR GAS PARTNERS           UNIT LTD   85512C 10 5                                SHRS       SOLE        N/A                    SOLE
L.P.                         PARTNER                  3,426,588.00  1,142,196                                    1,142,196
STREETTRACKS GOLD           GOLD SHS   863307 10 4                                SHRS       SOLE        N/A                    SOLE
TRGOLD SHS                                              497,255.00      5,500                                        5,500
ULTRASHORT            ULTRA XIN CH25   74347R 32 1                                SHRS       SOLE        N/A                    SOLE
FTSE/XINHUA CHIN                                     12,500,860.00    134,000                                      134,000
ULTRASHORT QQQ        ULTRA QQQ PSHS   74347R 20 6                                SHRS       SOLE        N/A                    SOLE
PROSHARES                                             5,229,384.30    105,219                                      105,219
ULTRASHORT S&P500      ULTRA S&P 500   74347R 10 7                                SHRS       SOLE        N/A                    SOLE
PROSHARES                                             4,044,589.92     62,736                                       62,736
ULTRASHORT            ULTSHR RU20000   74347R 83 4                                SHRS       SOLE        N/A                    SOLE
RUSSELL2000 PROSH                                    11,191,500.00    135,000                                      135,000
UNICO AMERN CORP                 COM   904677 10 8                                SHRS       SOLE        N/A                    SOLE
                                                        275,792.40     29,880                                       29,880
Xinhua Finance Media   SPONSORED ADR   983982 10 9                                SHRS       SOLE        N/A                    SOLE
Ltd-ADR                                                 442,400.00    140,000                                      140,000

                                                    187,604,432.64




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